BALANCE SHEET COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property and Equipment, Net	Useful lives by asset category are as follows:

Computer and software	3 to 7 years
Furniture and equipment	3 to 7 years
Internal-use software	2 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Property and equipment, net, consist of the following as of December 31, 2024 and 2023 (in thousands):

	December 31,	December 31,
	2024	2023
Internal-use software	$85,808	$61,482
Computer and software	5,406	5,013
Furniture and equipment	878	843
Leasehold improvements	1,080	949
Property and equipment, gross	93,172	68,287
Less: accumulated depreciation and amortization	(55,198)	(26,730)
Property and equipment, net	$37,974	$41,557

Schedule of Prepaid and Other Current Assets
Prepaid expenses and other assets, consist of the following as of December 31, 2024 and 2023 (in thousands):

	December 31,	December 31,
	2024	2023
Prepaid expenses	$7,557	$6,715
Related party receivables	15,180	7,896
Other assets	3,628	3,560
Total	$26,365	$18,171

Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consist of the following as of December 31, 2024 and 2023 (in thousands):

	December 31,	December 31,
	2024	2023
Employee payables	$16,327	$10,353
Contingent consideration from the Theorem acquisition	6,090	—
Other short-term liabilities	22,945	18,209
Total accrued expenses and other liabilities	$45,362	$28,562

Schedule of Finite-Lived Intangible Assets	The gross and net carrying values and accumulated amortization are as follows (in thousands):

	December 31, 2024			December 31, 2023
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Investment management agreements	$6,200	$(387)	$5,813	$—	$—	$—
License	5,500	(458)	5,042	—	—	—
Developed technology	5,500	(3,813)	1,687	3,700	(1,850)	1,850
Trade name	1,700	(1,421)	279	1,400	(700)	700
Total intangible assets	$18,900	$(6,079)	$12,821	$5,100	$(2,550)	$2,550

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Expected future amortization expense for intangible assets is as follows (in thousands):

December 31, 2024
2025	$4,600
2026	4,600
2027	3,621
2028	—
2029	—
Total	$12,821